Nature of operations (Details Narrative)	12 Months Ended
Dec. 31, 2024 shares
CSES Group Inc [Member]
Cancellation of common stock	54,422,903
Series D Preferred Stock [Member] | Merger Agreement [Member]
Shares acquisition percentage	100.00%
Issuance of shares of Convertible Preferred Stock	600,000